Note 7 - NIH Grant Funding	9 Months Ended
Sep. 30, 2013
Grant Funding [Abstract]
Grant Funding [Text Block]

7.            NIH Grant Funding

In September 2007, the NIH awarded us an Integrated Preclinical/Clinical AIDS Vaccine Development (IPCAVD) grant to support our HIV/AIDS vaccine program. We are utilizing this funding to further our HIV/AIDS vaccine development, optimization and production. The aggregate award (including subsequent amendments) totaled $20.4 million, and there is approximately $773,000 remaining and available for use as of September 30, 2013.

In September 2012, the NIH awarded us an additional grant of $1.9 million to support development of versions of our HIV/AIDS vaccines to address the clade C subtype of the HIV virus prevalent in the developing world. All funding pursuant to this grant has been utilized as of September 30, 2013.

In July 2013, the NIH awarded us a Small Business Innovative Research (SBIR) grant entitled “Enhancing Protective Antibody Responses for a GM-CSF Adjuvanted HIV Vaccine.” The grant award of approximately $277,000 is for the first year of a two year project period beginning August 1, 2013, and there is approximately $249,000 remaining and available for use as of September 30, 2013.

We record revenue associated with these grants as the related costs and expenses are incurred and such revenue is reported as a separate line item in our statements of operations.